SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, certain financial instruments classified as liabilities, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars ("dollars")
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the revenues of the Company and of certain of its subsidiaries is generated in dollars. In addition, a substantial portion of the Company's and certain subsidiaries' costs are denominated in dollars. Accordingly, the Company's management has determined that the dollar is the currency in the primary economic environment in which those companies operate.

Thus, the functional and reporting currency of those companies is the dollar. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The financial statements of the Israeli and other foreign subsidiaries, whose functional currency is determined to be their local currency, have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the applicable year. The resulting translation adjustments are reported as an accumulated other comprehensive loss component of shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Reclassifications
d.	Reclassifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

Cash equivalents
e.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less, when purchased.
Restricted cash
f.	Restricted cash:
Restricted cash is primarily invested in highly liquid deposits. These deposits were used as security for rented premises, leased equipment and forward transactions.
Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

Percentage

Computers and peripheral equipment	20% - 33% (mainly 33)
Office furniture and equipment	10% - 20% (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

The Company's long-lived assets are reviewed for impairment in accordance with ASC No. 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or an asset group) to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2012, 2011 and 2010, no impairment losses were identified.

As required by ASC No. 820, "Fair Value Measurements", the Company would apply assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Goodwill and other intangible assets
h.	Goodwill and other intangible assets:

The Company applies ASC No. 350, "Intangibles - Goodwill and Other." Goodwill is carried at cost and is not amortized but rather is tested for impairment at least annually or between annual tests in certain circumstances. The Company operates in one operating segment and this segment comprises the only reporting unit. In September 2011, the Financial Accounting Standards Board, ("FASB"), issued accounting standard update 2011-08 (ASU No. 2011-08) which amends goodwill impairment testing procedures. Based on the revised standard, companies have the option of initially utilizing qualitative assessment before engaging in quantitative testing methodology. Accordingly, the Company elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of its single reporting operating unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it determined that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required.

The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. As of December 31, 2012, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their estimated useful lives of 5 years. Intangible assets consist of core technology and acquired customer relationships both of which are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method.

According to ASC No. 360 "Property, Plant and Equipment", the carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment losses were identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

Business combinations
i.	Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of operations in the period incurred.

Research and development costs
j.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC No. 985-20, "Software- Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Income taxes
k.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, "Income Taxes". ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized (see Note 13).

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues mainly from license fees and sub-license fees for the right to use its software products and maintenance, support, consulting and training services. The Company sells licenses to its products primarily through its direct sales force and indirectly through distributors, original equipment manufacturers ("OEMs") and value added resellers ("VARs"). Both the customers and the distributors, OEMs or VARs are considered to be end users. The Company is also entitled to royalties from some distributors and OEMs upon the sublicensing of the software to end users.

The Company accounts for software sales in accordance with ASC No. 985-605, "Software Revenue Recognition". Revenue from license fees and services are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred or the services have been rendered, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

As required by ASC No. 985-605, the Company determines the value of the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for all the undelivered elements of the support and maintenance agreements or services included. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement. Support services grant the Company's customers telephone access to technical support personnel during the term of the service. The Company recognizes revenues from software updates, maintenance and support services ratably over the term of the agreement.

Arrangements for the sale of software products that include consulting and training services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. The Company determined that these services are not considered essential to the functionality of other elements of the arrangement; therefore, these revenues are recognized as a separate element of the arrangement.

Revenues from royalties are recognized according to quarterly royalty reports received from the applicable distributors and OEMs. The Company is entitled to either a percentage of the distributor or OEM's revenue from the combined product or to a percentage of the revenues of the product sold, as the case may be.

Service revenues are recognized as the services are performed.

Deferred revenues include unearned amounts paid under maintenance and support contracts and amounts received from customers under license agreements but not recognized as revenues.

Cost of Revenues
m.	Cost of Revenues:
Cost of software licenses is comprised mainly of amortization of technology acquired. Cost of maintenance and services is comprised of post-sale customer support.
Concentrations of credit risks
n.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash and trade receivables.

Cash and cash equivalents are invested in major banks in Israel, the United States, Europe and Hong Kong. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and, therefore, bear low risk.

The Company's trade receivables are mainly derived from sales to customers located primarily in the United States, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and, through December 31, 2012, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. There were no bad debt expenses or write offs recorded for the years ended December 31, 2012, 2011 and 2010.

Accounting for stock-based compensation
o.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation". ASC No. 718 is applicable for stock-based awards exchanged for employee services and in certain circumstances for nonemployee directors. Pursuant to ASC No. 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

ASC No. 718 requires the cash flows resulting from tax deductions in excess of the equity-based compensation costs recognized for those equity-based awards to be classified as financing cash flows. During the years ended December 31, 2010, 2011 and 2012, the Company classified $0, $0 and $40, respectively, of excess tax benefit from equity-based compensation as financing cash flows.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2012, 2011 and 2010 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	127%	129%	127%
Risk-free interest	0.56%	1.03%	1.84%
Expected life (in years)	4	4	4

The Company recognizes compensation expenses for the value of its awards based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

Derivatives and hedging
p.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

During 2012 and 2011, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels. These contracts were not designated as hedging instruments and as such gains or losses are recognized in "financial income, net". As of December 31, 2012 and 2011, the Company had outstanding forward and cylinder contracts in the amount of $1,800 and $1,754, respectively. The Company measured the fair value of these contracts in accordance with ASC No. 820 and they were classified as level 2. Net losses recognized in "financial income (loss), net" during 2012 and 2011 were $53 and $(70), respectively.

Basic and diluted net income (loss) per share
q.	Basic and diluted net income (loss) per share:

Basic and diluted income (loss) per ordinary share are presented in conformity with ASC No. 260 "Earnings Per Share", for all years presented. Basic income (loss) per ordinary share is computed by dividing the net income (loss) for each reporting period by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share is computed by dividing the net income (loss) for each reporting period plus additional expense or income that would have been outstanding if potentially dilutive securities had been exercised during the period by the weighted average number of ordinary shares outstanding during the period plus any additional ordinary shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

For the years ended December 31, 2011 and 2010 all outstanding options and warrants were excluded from computation of diluted loss per share since they were anti-dilutive. For the year ended December 31, 2012, the total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since they would have an anti-dilutive effect, were 1,594,663.

Severance pay
r.	Severance pay:

The Company's liability for severance pay for all employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the employees' most recent salary multiplied by the number of years of employment, as of the balance sheet date. Upon termination by the Company, or other circumstances under the Severance Pay Law, Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits with a severance pay fund, insurance policies and by an accrual.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the employee's obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of these policies is recorded as an asset in the Company's balance sheets.

Severance pay expense for the years ended December 31, 2012, 2011 and 2010 amounted to $730, $296 and $185, respectively.

Fair value of financial instruments
s.	Fair value of financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, employees and payroll accruals, accrued expenses and other liabilities approximate their fair values due to the short-term maturity of these instruments.

The Company accounts for certain liabilities at fair value under ASC No. 820, "Fair Value Measurements and Disclosures". ASC No. 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date ("exit price"). When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC No. 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Liabilities presented at fair value
t.	Liabilities presented at fair value:

Some of the Company's warrants included anti-dilution price protection, and were classified as liability, which were marked to market at each reporting date in accordance with ASC No. 815-40, "Contracts in Entity's Own Equity". The conversion embedded feature of the convertible debt was bifurcated and accounted as a derivative under ASC 815 and was marked to market at each reporting date. In addition, the payment right under the loan agreement (see note 9 for further details) is accounted in accordance with ASC No. 815-40 and recorded as a liability and is marked to market at each reporting period.

Comprehensive income
u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that its only item of other comprehensive income (loss) relates to foreign currency translation adjustment.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.